INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES [abstract]
Disclosure of detailed information about income tax expense [Table Text Block]
	Year ended
	December 31,
	2023	2022
Loss before income taxes	$(4,476)	$(10,886)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	(1,209)	(2,939)
Difference between Canadian and foreign tax rate	(323)	244
Permanent differences	1,490	123
Changes in unrecognized deferred tax assets	814	2,769
Other adjustments	589	(155)
Total income tax expense	$1,361	$42

Current income tax expense	$1,227	$53
Deferred income tax expense (recovery)	$134	$(11)

Disclosure of detailed information about deferred income tax asset (liability) [Table Text Block]
	As at
	December 31,	December 31,
	2023	2022
Deferred tax assets:
Mineral expenditures and capital assets	$3,184	$1,044
Share issue costs	828	403
Non-capital losses and others	9,609	5,616
	13,621	7,063
Unrecognized deferred tax assets	(12,696)	(6,688)
Deferred tax liabilities	(1,356)	(832)
Net deferred income tax liabilities	$(431)	$(457)

Deferred income tax assets	$105	$-
Deferred income tax liabilities	$(536)	$(457)

Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses [Table Text Block]
	Mineral expenditures and other capital assets	Share issue costs	Non-capital losses and others	Total
Expiry 2026 to 2043	$-	$3,065	$29,467	$32,532
No expiry date	$11,907	$-	$5,800	$17,707